INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses from acquisition*	Supplier relationships*	Trade names*	Platform software*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2011	3,916	—	—	1,905	41,403	1,298	93,519	15,045	—	157,086
Additions	1,020	—	—	910	8,410	100	22,020	—	—	32,460
Disposals	(3)	—	—	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	—	(30,104)

Intangible assets, net December 31, 2011	3,217	—	—	902	35,083	1,308	104,904	14,025	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	303,909

Intangible assets, net December 31, 2012 (US$)	2,173	18,508	3,183	245	6,041	195	15,016	2,087	1,333	48,781

*	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4).

In February 2012, the Company obtained a radio spectrum license from the Hong Kong Telecommunications Authority in exchange for a license fee of HK$150,000. This license allows the Company to use a frequency band of 30 MHz in a 2.3 GHz band in order to provide broadband wireless access services in Hong Kong for a period of 15 years.

In November 2012, the Company obtained a network use right from a third party, in exchange for an upfront fee of RMB20,000. This use right allows the Company to use 10Gb of the fiber optic transmission capacity for a period of 20 years.

Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of four to eight years. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators. Except for the supplier relationship in the acquisition of Fastweb which was valued using a replacement cost method given the relative ease of replacement, the values of supplier relationships were generally derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets. Trade Names relate to the Chinese trade names of SH Guotong and the Managed Network Entities.

The intangible assets, except for acquired customer relationships in the acquisition of the Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 5 to 20 years. Amortization expenses were approximately RMB11,658, RMB30,104 and RMB35,377 (US$5,678) for the years ended December 31, 2010, 2011 and 2012, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Purchased software	4,341	3,626	3,503	3,209	2,561
Radio Spectrum License	8,105	8,105	8,105	8,105	8,105
Network use right	1,000	1,000	1,000	1,000	1,000
Contract backlog	1,385	—	—	—	—
Customer relationship	9,568	7,825	6,501	5,432	2,891
Licenses from acquisition	95	95	95	95	95
Supplier relationship	13,093	11,790	11,790	11,790	11,790
Trade names	1,020	1,020	1,020	1,020	1,020
Platform software	1,779	1,779	1,779	1,779	1,191
	40,386	35,240	33,793	32,430	28,653